Commitments, guarantees, contingencies and other disclosures - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees	₨ 64,490		₨ 62,810	$ 850
Export obligations	9,500		21,653	125
Bonds given to custom authorities	2,069		3,534	27
Electricity duty net	8,170		8,780	108
Consequential Interest After The Date Of Order	₨ 5,341		5,010	70
Gridco Limited [Member] | Power Purchase Agreements [member]
Disclosure of contingent liabilities [line items]
Percentage of power generated	25.00%	25.00%
Power purchase agreement term	25 years	25 years
Gridco Limited [Member] | Power Purchase Agreements [member] | Bottom of range [member]
Disclosure of contingent liabilities [line items]
Additional right percentage of power generated	5.00%	5.00%
Gridco Limited [Member] | Power Purchase Agreements [member] | Top of range [member]
Disclosure of contingent liabilities [line items]
Additional right percentage of power generated	7.00%	7.00%
Punjab state power corporation limited [member] | Talwandi Sabo Power Limited TSPL [member] | Power Purchase Agreements [member]
Disclosure of contingent liabilities [line items]
Power purchase agreement term	25 years	25 years
Refund sought by the Company of ED cess paid till March 2006 [Member] | Bharat aluminium company limited [member]
Disclosure of contingent liabilities [line items]
Contingent asset	₨ 345			5
Vedanta Limited 1 [member]
Disclosure of contingent liabilities [line items]
Interest amount after date of order	8,251		9,110	109
General customs authority [member]
Disclosure of contingent liabilities [line items]
Bonds issued	19,154		17,750	252
Customs and excise duty [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees	4,917		6,477	65
Minimum Work Programme Commitments [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees	28,812		28,888	380
Bid Bond [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees	978		794	13
Agencies Suppliers And Government Authorities [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees	28,633		25,501	377
Ravva Joint Venture arbitration proceedings: ONGC Carry [member] | Vedanta Limited 1 [member] | Government of India [Member]
Disclosure of contingent liabilities [line items]
Petroleum profit share	4,838	$ 64	4,691
Electricity Duty [Member] | Chief Electrical Inspectorate Raipur [Member] | Bharat aluminium company limited [member]
Disclosure of contingent liabilities [line items]
Payment of Electricity Duty	2,260	30	0
Legal proceedings contingent liability [Member] | Refund sought by the Company of ED cess paid till March 2006 [Member] | Bharat aluminium company limited [member]
Disclosure of contingent liabilities [line items]
Contingent liability	10,517		9,650	139
Legal proceedings contingent liability [Member] | Imposition of Entry Tax [member] | States of Chhattisgarh, Odish and Rajasthan [member] | Hindustan Zinc Limited (HZL) [member]
Disclosure of contingent liabilities [line items]
Payment of entry tax obligation under amnesty scheme	1,342	18
Entry tax obligation settled under amnesty scheme	2,000			26
Legal proceedings contingent liability [Member] | Department of mines and Geology [Member] | Hindustan Zinc Limited (HZL) [member]
Disclosure of contingent liabilities [line items]
Contingent liability	3,339		3,339	44
Legal proceedings contingent liability [Member] | Additional payment on law [member] | Refund sought by the Company of ED cess paid till March 2006 [Member] | Bharat aluminium company limited [member]
Disclosure of contingent liabilities [line items]
Contingent liability	10,172		9,304	135
Legal proceedings contingent liability [Member] | Miscellaneous disputes [Member]
Disclosure of contingent liabilities [line items]
Contingent liability	46,549		47,820	614
Tax contingent liability [member] | Volcan Investments Limited [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees	1,150		1,150	15
Tax contingent liability [member] | Other Tax Disputes [member]
Disclosure of contingent liabilities [line items]
Contingent liability	13,589		₨ 19,442	179
Tax contingent liability [member] | Electricity Duty [Member] | Chief Electrical Inspectorate Raipur [Member] | Bharat aluminium company limited [member]
Disclosure of contingent liabilities [line items]
Contingent liability	7,311			$ 99
Electricity duty demand raised	8,880	117
Electricity Duty Interest Demand Raised	₨ 5,880	$ 78